UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2004

Check here if Amendment [X]; Amendment Number:	1
                                               -------

This Amendment (Check only one.):               [X] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Diamond Hill Capital Management, Inc.
           -----------------------------------------------------
Address:   375 North Front Street
           Suite 300
           Columbus, OH 43215
           -----------------------------------------------------

Form 13F File Number: 028-10648
                      ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ James F. Laird
        -------------------------
Title:  Chief Financial Officer
        ------------------------
Phone:  614-225-3353
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ James F. Laird                 Columbus, OH                     02/11/04
- ----------------                 ---------------                 ---------
  [Signature]                       [City, State]                       [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

     NONE


                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                    0
                                         --------------
Form 13F Information Table Entry Total:            104
                                         --------------
Form 13F Information Table Value Total:  $   182,796
                                         --------------
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC Inc                      COM              001055102      708    17350 SH       SOLE                     2800             14550
Agree Realty Corp              COM              008492100      567    22405 SH       SOLE                    17765               540
Allstate Corp Com              COM              020002101     7035   151120 SH       SOLE                    85220             65900
American Capital Strategic     COM              024937104      625    22300 SH       SOLE                    20040               380
American Elec Power Co         COM              025537101      494    15450 SH       SOLE                    14800               650
American Greetings Corp        COM              026375105     7161   308925 SH       SOLE                   192250            116675
American Pac Corp              COM              028740108      207    26600 SH       SOLE                    25900               700
Anadarko Pete Corp             COM              032511107      240     4100 SH       SOLE                     4100
Apache Corp Com                COM              037411105     7371   169260 SH       SOLE                    97400             71760
Archer Daniels Midland Co      COM              039483102     4172   248600 SH       SOLE                   153500             94900
Bank of America Corp           COM              060505104      567     6696 SH       SOLE                     6476               220
Belo Corp Com Ser A            COM              080555105     4067   151456 SH       SOLE                    82855             68601
Berry Pete Co Cl A             COM              085789105      318    10800 SH       SOLE                    10450               350
Black & Decker Corp            COM              091797100     5657    91057 SH       SOLE                    60032             31025
Bowater Inc                    COM              102183100      973    23400 SH       SOLE                    22350              1050
Brinks Co                      COM              109696104     6521   190395 SH       SOLE                   117395             73000
Buckeye Technologies Inc       COM              118255108     1922   167100 SH       SOLE                   163300              3800
CPI Corp                       COM              125902106     1942   131937 SH       SOLE                    88735             43202
Capital Automotive REIT        COM              139733109      675    23025 SH       SOLE                    18445               950
Cardinal Health Inc            COM              14149Y108     2940    41974 SH       SOLE                    23350             18624
Century Aluminum Company       COM              156431108      371    14950 SH       SOLE                    14450               500
Cimarex Energy Co              COM              171798101     6194   204900 SH       SOLE                   135350             69400
Citigroup, Inc                 COM              172967101      856    18400 SH       SOLE                    15350              3050
Comerica Inc                   COM              200340107      977    17800 SH       SOLE                    17300               500
Commercial Capital Bancorp     COM              20162L105      369    21264 SH       SOLE                    21264
Conocophillips                 COM              20825C104     6218    81503 SH       SOLE                    46330             35023
Corus Bankshares               COM              220873103      411    10000 SH       SOLE                    10000
Countrywide Financial Corp     COM              222372104      225     3199 SH       SOLE                     3199
Crescent Real Estate Eq.       COM              225756105      768    47670 SH       SOLE                    40620              1100
Del Monte Foods                COM              24522P103      317    31200 SH       SOLE                    30150              1050
Devon Energy                   COM              25179M103     5950    90150 SH       SOLE                    52700             37350
Diamond Hill Investment Group  COM              25264R207       98    10373 SH       SOLE                    10373
Dominion Resources             COM              25746U109      391     6200 SH       SOLE                     6200
Ennis Business Forms           COM              293389102      364    18650 SH       SOLE                    18050               600
Fifth Third Bancorp            COM              316773100      672    12500 SH       SOLE                    12500
First Industrial Realty Tr     COM              32054K103     1629    44160 SH       SOLE                    40620               740
First Merchants                COM              320817109      599    23083 SH       SOLE                    23083
First Republic Bank            COM              336158100      207     4800 SH       SOLE                     4800
First Source Corp              COM              336901103     1231    49536 SH       SOLE                    48636               900
First St Finl Corp FLA         COM              33708m107        0    28003 SH       SOLE                    28003
First State Bancorp            COM              336453105      250     8100 SH       SOLE                     8100
Fluor Corp                     COM              343412102     5484   115050 SH       SOLE                    60550             54400
Fortune Brands                 COM              349631101     3139    41610 SH       SOLE                    21910             19700
Freddie Mac                    COM              313400301      589     9300 SH       SOLE                     8200              1100
Greater Bay Bancorp            COM              391648102      202     7000 SH       SOLE                     7000
Greenbrier Cos Inc             COM              393657101     2250   118100 SH       SOLE                   115300              2800
Grief Brothers Cl B            COM              397624206      259     6100 SH       SOLE                     6100
Hanmi Financial Corp           COM              410495105     1850    62713 SH       SOLE                    61647              1066
Helmerich & Payne Inc Com      COM              423452101      318    12150 SH       SOLE                    11750               400
Heritage Prpperty Inv Trust    COM              42725M107      347    12815 SH       SOLE                    12315               500
Hollywood Entertainment        COM              436141105      267    20000 SH       SOLE                    20000
ITLA Capital Corp              COM              450565106      916    22662 SH       SOLE                    22362               300
Johnson & Johnson              COM              478160104     2829    50785 SH       SOLE                    26450             24335
Kaydon Corp                    COM              486587108      411    13275 SH       SOLE                    12575               700
Kimberly Clark                 COM              494368103      346     5250 SH       SOLE                     5250
Lexington Corp Prop Tr SBI     COM              529043101      628    31540 SH       SOLE                    25565               750
Lodgenet Entnment Corp         COM              540211109      478    28950 SH       SOLE                    27950              1000
Lufkin Inds Inc                COM              549764108      275     8600 SH       SOLE                     8300               300
MAF Bancorp Inc                COM              55261R108      518    12134 SH       SOLE                    12134
Manor Care Inc                 COM              564055101      688    21050 SH       SOLE                    20450               600
Maxwell Technologies Inc       COM              577767106      521    40370 SH       SOLE                    38070              2300
Meadwestvaco Corp              COM              583334107     3596   122350 SH       SOLE                    82600             39650
Mellon Financial Corp          COM              58551A108      361    12300 SH       SOLE                    12300
Merchants Bancshares           COM              588448100      309    11777 SH       SOLE                    11777
Merck & Co Inc                 COM              589331107     2457    51716 SH       SOLE                    29550             22166
Merrill Lynch                  COM              590188108      507     9400 SH       SOLE                     9400
Montpelier Re Holdings Ltd.    COM              G62185106      437    12500 SH       SOLE                    12500
National City Corp             COM              635405103      543    15500 SH       SOLE                    15500
Norfolk Southern Corp          COM              655844108     4207   158626 SH       SOLE                    80150             78476
PNC Financial Svcs Group       COM              693475105      403     7600 SH       SOLE                     7600
Pacificare Health Sys Inc      COM              695112102    11907   308000 SH       SOLE                   207850             99950
Pfizer Inc                     COM              717081103      421    12289 SH       SOLE                     7700              4589
Phelps Dodge                   COM              717265102     7916   102125 SH       SOLE                    62775             39250
Procentury Corp                COM              74268T108      234    24000 SH       SOLE                    24000
RAIT Investment Trust          COM              749227104      875    35515 SH       SOLE                    30765               650
Safeco Corp                    COM              786429100      220     5000 SH       SOLE                     5000
Southtrust Corp                COM              844730101      462    11900 SH       SOLE                    11000               900
Southwestern Energy Co         COM              845467109     4781   166750 SH       SOLE                   108400             58350
Sovereign Bancorp              COM              845905108      453    20510 SH       SOLE                    20510
Steiner Leisure Limited        COM              P8744Y102      246    11186 SH       SOLE                    11186
Tidewater Inc Com              COM              886423102      322    10800 SH       SOLE                    10450               350
Trinity Inds Inc               COM              896522109     7038   221375 SH       SOLE                   144000             77175
Trizetto Group Inc             COM              896882107     1259   189100 SH       SOLE                   184300              4800
US Bancorp                     COM              902973304     4552   165167 SH       SOLE                    90900             74267
United Auto Group Inc          COM              909440109      634    20700 SH       SOLE                    19800               900
United Indust Corp             COM              910671106      304    13000 SH       SOLE                    12500               500
Valuevision Media Inc Cl A     COM              92047K107     1553   119255 SH       SOLE                    77600             41655
Viad Corp Com                  COM              92552R406     3194   118240 SH       SOLE                    79540             38700
Washington Mutual              COM              939322103      201     5201 SH       SOLE                      201              5000
Wells Fargo Co                 COM              949746101     4229    73898 SH       SOLE                    44860             29038
Westpac Banking ADR            COM              961214301     1136    18400 SH       SOLE                    18400
Weyerhaeuser Co                COM              962166104     4640    73504 SH       SOLE                    46000             27504
Royal Bk Scotland 8% Pfd       PFD              780097861      629    25000 SH       SOLE                    17000
Blackrock Pfd Opportunity Tr   COM              09249V103     1426    64370 SH       SOLE                    64370
Eaton Vance Tax Adv Div Income COM              27828G107      333    18070 SH       SOLE                    17170               900
Nuveen Quality Pfd Income Fd 2 COM              67072C105      485    34500 SH       SOLE                    34500
Western Asset Claymore US Trea COM              95766Q106     1556   120453 SH       SOLE                   117153              3300
Energy Transfer Partners LP    LTD              29273R109      571    14630 SH       SOLE                    12000
Inergy L P                     LTD              456615103      263    10960 SH       SOLE                     6610
Kaneb Pipe Line Partners LP    LTD              484169107      861    18755 SH       SOLE                    16530
Municipal Mtg & Eqty LLC       LTD              62624B101     1046    44850 SH       SOLE                    40550
Pacific Energy Partners LP     LTD              69422R105      687    26385 SH       SOLE                    22485
Plains All American Pipeline L LTD              726503105      584    17495 SH       SOLE                    14345
Teppco Partners L P            LTD              872384102      389    10220 SH       SOLE                     7540